Revolving line of credit	12 Months Ended
Dec. 31, 2021
Revolving line of credit.
Revolving line of credit
16	Revolving line of credit

The Company currently has a revolving line of credit with SVB. The line of credit has been amended several times in 2016, 2018, 2019, and 2020. Currently the line of credit has a maximum borrowing availability of U.S.$18 million (CAD$22 million). Actual availability from time to time depends on the Company’s borrowing base at such time.

Most recently on December 24, 2020, the Company and SVB agreed to amend the applicable interest rate on the line of credit to the greater of prime plus 1.35% and 4.60%. On December 31, 2021, the prime rate was 3.25%. The line of credit is secured by a general security agreement, an assignment of ITCs and a pledge of all shares of any direct or indirect subsidiary of the Company.

The following table outlines the activity of the line of credit during the year ended December 31, 2021, and 2020:

$
Amortized cost – January 1, 2021	—
Amount drawn from revolving line of credit	—
Principal amount repaid	—
Accrued interest on revolving line of credit	—
Payment of interest on revolving line of credit	—
Foreign exchange differences	—

Amortized cost – December 31, 2021	—

$
Amortized cost – January 1, 2020	15,384,498
Amount drawn from revolving line of credit	67,340,097
Principal amount repaid	(83,066,960)
Accrued interest on revolving line of credit	532,190
Payment of interest on revolving line of credit	(394,133)
Foreign exchange differences	204,308

Amortized cost – December 31, 2020	—

During the year ended December 31, 2021, transaction costs incurred relating to the line of credit were $nil (2020 – $nil).